8. Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	R$ 18,822	R$ 24,078
Agreement with the Sao Paulo municipal government
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	12,055	15,858
Brazilian Federal Savings - escrow deposit
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	1,209	2,989
Other
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	R$ 5,558	R$ 5,231